Form N-1A Supplement	Sep. 30, 2024
Virtus Newfleet Multi-Sector Intermediate Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet Low Duration Core Plus Bond Fund, Virtus

Newfleet Multi-Sector Intermediate Bond Fund and Virtus Newfleet Multi-Sector Short Term Bond Fund (each a “Fund” and together the “Funds”), each a series of Virtus Opportunities Trust

Supplement dated December 12, 2025 to the Summary Prospectuses and the Virtus Opportunities Trust

Statutory Prospectus applicable to each Fund, each dated January 28, 2025, as supplemented

Virtus Newfleet Multi-Sector Short Term Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet Low Duration Core Plus Bond Fund, Virtus

Newfleet Multi-Sector Intermediate Bond Fund and Virtus Newfleet Multi-Sector Short Term Bond Fund (each a “Fund” and together the “Funds”), each a series of Virtus Opportunities Trust

Supplement dated December 12, 2025 to the Summary Prospectuses and the Virtus Opportunities Trust

Statutory Prospectus applicable to each Fund, each dated January 28, 2025, as supplemented

Virtus Newfleet Core Plus Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet Low Duration Core Plus Bond Fund, Virtus

Newfleet Multi-Sector Intermediate Bond Fund and Virtus Newfleet Multi-Sector Short Term Bond Fund (each a “Fund” and together the “Funds”), each a series of Virtus Opportunities Trust

Supplement dated December 12, 2025 to the Summary Prospectuses and the Virtus Opportunities Trust

Statutory Prospectus applicable to each Fund, each dated January 28, 2025, as supplemented

Virtus Newfleet Low Duration Core Plus Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet Low Duration Core Plus Bond Fund, Virtus

Newfleet Multi-Sector Intermediate Bond Fund and Virtus Newfleet Multi-Sector Short Term Bond Fund (each a “Fund” and together the “Funds”), each a series of Virtus Opportunities Trust

Supplement dated December 12, 2025 to the Summary Prospectuses and the Virtus Opportunities Trust

Statutory Prospectus applicable to each Fund, each dated January 28, 2025, as supplemented